Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Composition of property and equipment grouped by major classifications is as follows:

	December 31,
	2025	2024
Office furniture and lab equipment	594	660
Computers and electronic equipment	1,902	1,685
Equipment and machinery	6,191	3,456
Nanox.ARC	6,495	3,838
Leasehold improvement	1,208	1,126
Vehicles	296	296
Land – See b below	6,314	6,314
Production line– See b below	12,299	33,659
	35,299	51,034
Less: accumulated depreciation	(5,622)	(5,679)
Total property and equipment, net	29,677	45,355